Unaudited Quarterly Data	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Data
(25) Unaudited Quarterly Data

Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2018	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenue	76,927	12,264	79,599	12,029	86,872	12,649	90,124	13,108	333,522	48,509
Gross loss	9,491	1,513	6,796	1,027	17,060	2,484	21,341	3,104	54,688	7,954
Net loss	(8,209)	(1,309)	(8,657)	(1,309)	(1,848)	(269)	(3,457)	(502)	(22,172)	(3,224)
Basic and diluted loss per share	(2.51)	(0.40)	(2.65)	(0.40)	(0.57)	(0.08)	(1.06)	(0.15)	(6.79)	(0.99)